Schedule of Navitas Term Loan (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	May 09, 2023	Sep. 13, 2022
Short-Term Debt [Line Items]
Debt instrument face value	$ 25,999,000	$ 19,338,000		$ 13,006,022
Less: principal and capitalized interest payments	(9,200,000)
Navitas Term Loan [Member]
Short-Term Debt [Line Items]
Debt instrument face value	292,000	1,681,000
Less: principal and capitalized interest payments		(547,000)
Loan And Security Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument face value	14,057,000
Less: principal and capitalized interest payments
Less: debt issuance costs	(623,000)
Loan And Security Agreement [Member] | Navitas Term Loan [Member]
Short-Term Debt [Line Items]
Debt instrument face value	1,707,000	2,254,000	$ 2,050,000
Less: principal and capitalized interest payments	(1,409,000)	(547,000)
Less: debt issuance costs	(6,000)	(26,000)
Total outstanding debt	$ 292,000	1,681,000
Loan And Security Agreement [Member] | Navitas Term Loan [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Debt instrument face value		2,254,000
Less: principal and capitalized interest payments		(547,000)
Less: debt issuance costs		(25,000)
Total outstanding debt		$ 1,682,000